Debt	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Debt

Note 7. Debt
Outstanding long-term debt obligations as of December 31, 2018 are as follows:

			(dollars in millions)
At December 31,	Interest Rates %	Maturities	2018	2017
Verizon Communications	1.38 – 4.00	2018 – 2042	$29,651	$31,370
	4.05 – 5.51	2020 – 2055	66,230	67,906
	5.82 – 6.90	2026 – 2054	5,658	5,835
	7.35 – 8.95	2029 – 2039	1,076	1,106
	Floating	2018 – 2025	4,657	6,684
Verizon Wireless	6.80 – 7.88	2029 – 2032	234	234
Telephone subsidiaries—debentures	5.13 – 6.50	2028 – 2033	226	226
	7.38 – 7.88	2022 – 2032	341	341
	8.00 – 8.75	2022 – 2031	229	229
Other subsidiaries—notes payable, debentures and other	6.70 – 8.75	2018 – 2028	444	748
Verizon Wireless and other subsidiaries—asset-backed debt	1.42 – 3.55	2021 – 2023	7,962	6,293
	Floating	2021 – 2023	2,139	2,620
Capital lease obligations (average rate of 4.1% and 3.6% in 2018 and 2017, respectively)			905	1,020
Unamortized discount, net of premium			(6,298)	(7,133)
Unamortized debt issuance costs			(541)	(534)
Total long-term debt, including current maturities			112,913	116,945
Less long-term debt maturing within one year			7,040	3,303
Total long-term debt			$105,873	$113,642

Total long-term debt, including current maturities			$112,913	$116,945
Plus short-term notes payable			150	150
Total debt			$113,063	$117,095

Maturities of long-term debt (secured and unsecured) outstanding, including current maturities, excluding unamortized debt issuance costs, at December 31, 2018 are as follows:

Years	(dollars in millions)
2019	$7,058
2020	7,380
2021	6,999
2022	7,674
2023	5,903
Thereafter	78,439

During 2018, we received $10.8 billion of proceeds from long-term borrowings, which included $4.8 billion of proceeds from asset-backed debt transactions. The net proceeds were used for general corporate purposes including the repayment of debt. We used $14.6 billion to repay long-term borrowings and capital lease obligations, including $3.6 billion to prepay and repay asset-backed, long-term borrowings.

During 2017, we received $32.0 billion of proceeds from long-term borrowings, which included $4.3 billion of proceeds from asset-backed debt transactions. The net proceeds were used for general corporate purposes including the repayment of debt. We used $24.2 billion to repay long-term borrowings and capital lease obligations, including $0.4 billion to prepay asset-backed, long-term borrowings.

2018 Significant Debt Transactions
Tender Offers

(dollars in millions)	Principal Amount Purchased	Cash Consideration(1)
Verizon 1.750% - 5.012% notes due 2021-2055	$2,881	$2,829
Verizon 3.850% - 5.012% notes due 2039-2055	1,876	1,787
Total	$4,757	$4,616
(1) In addition to the purchase price, any accrued and unpaid interest on the purchased notes was paid to the date of purchase.

Exchange Offers and Cash Offers

(dollars in millions)	Principal Amount Exchanged/ Purchased	Principal Amount Issued/ Cash Paid in Exchange
Verizon 1.750% - 5.150% and floating rate notes due 2020-2024	$4,633	$—
Verizon 4.329% notes due 2028		4,252
Cash paid in exchange and cash offer		539	(1)
Total	$4,633	$4,791
(1) In addition to the purchase price, any accrued and unpaid interest on the purchased notes was paid to the date of purchase.

Debt Redemptions, Repurchases and Repayments

(dollars in millions)	Principal Amount Redeemed/ Repurchased	% of Principal Paid
Verizon floating rate (LIBOR + 1.372%) notes due 2025	$2,500	100.000%
Open market repurchase of various Verizon notes	1,481	Various
Verizon 2.550% notes due 2019	213	100.000%
Total	$4,194

In 2018, we also repaid $0.4 billion for a Verizon floating rate note that matured in September 2018.

During February 2019, we notified investors of our intention to redeem in March 2019 in whole $0.5 billion aggregate principal amount of 5.900% notes due 2054.

Debt Issuances

(dollars in millions)	Principal Amount Issued	Net Proceeds (1)
Verizon 5.320% notes due 2053	$730	$725
Verizon floating rate (LIBOR + 1.100%) notes due 2025	1,789	1,782
Verizon retail notes	338	328
Total	$2,857	$2,835
(1) Net proceeds were net of discount and issuance costs.

In February 2019, we issued $1.0 billion aggregate principal amount of 3.875% notes due 2029, which we refer to as the "green bond." An amount equal to the net proceeds from the green bond will be used to fund, in whole or in part, "Eligible Green Investments." "Eligible Green Investments" include new and existing investments made by us during the period from two years prior to the issuance of the green bond through the maturity date of the green bond, in the following categories: (1) renewable energy; (2) energy efficiency; (3) green buildings; (4) sustainable water management; and (5) biodiversity and conservation.

Asset-Backed Debt
As of December 31, 2018, the carrying value of our asset-backed debt was $10.1 billion. Our asset-backed debt includes notes (the Asset-Backed Notes) issued to third-party investors (Investors) and loans (ABS Financing Facilities) received from banks and their conduit facilities (collectively, the Banks). Our consolidated asset-backed debt bankruptcy remote legal entities (each, an ABS Entity or collectively, the ABS Entities) issue the debt or are otherwise party to the transaction documentation in connection with our asset-backed debt transactions. Under the terms of our asset-backed debt, we transfer device payment plan agreement receivables from Cellco Partnership (Cellco) and certain other affiliates of Verizon (collectively, the Originators) to one of the ABS Entities, which in turn transfers such receivables to another ABS Entity that issues the debt. Verizon entities retain the equity interests in the ABS Entities, which represent the rights to all funds not needed to make required payments on the asset-backed debt and other related payments and expenses.

Our asset-backed debt is secured by the transferred device payment plan agreement receivables and future collections on such receivables. The device payment plan agreement receivables transferred to the ABS Entities and related assets, consisting primarily of restricted cash, will only be available for payment of asset-backed debt and expenses related thereto, payments to the Originators in respect of additional transfers of device payment plan agreement receivables, and other obligations arising from our asset-backed debt transactions, and will not be available to pay other obligations or claims of Verizon’s creditors until the associated asset-backed debt and other obligations are satisfied. The Investors or Banks, as applicable, which hold our asset-backed debt have legal recourse to the assets securing the debt, but do not have any recourse to Verizon with respect to the payment of principal and interest on the debt. Under a parent support agreement, Verizon has agreed to guarantee certain of the payment obligations of Cellco and the Originators to the ABS Entities.

Cash collections on the device payment plan agreement receivables collateralizing our asset-backed debt securities are required at certain specified times to be placed into segregated accounts. Deposits to the segregated accounts are considered restricted cash and are included in Prepaid expenses and other, and Other assets in our consolidated balance sheets.

Proceeds from our asset-backed debt transactions are reflected in Cash flows from financing activities in our condensed consolidated statements of cash flows. The asset-backed debt issued and the assets securing this debt are included in our consolidated balance sheets.

Asset-Backed Notes
In 2018, we completed the following major Asset-Backed Notes transactions:

	(dollars in millions)
	Interest Rates %		Expected Weighted-average Life to Maturity	Principal Amount Issued
March
A-1a Senior class notes	2.820		2.49	$725
A-1b Senior floating rate class notes	0.260	(1)	2.49	275
B Junior class notes	3.050		3.14	91
C Junior class notes	3.200		3.36	92
March total				1,183

October
A-1a Senior class notes	3.230		2.51	1,226
A-1b Senior floating rate class notes	0.240	(1)	2.51	200
B Junior class notes	3.380		3.24	98
C Junior class notes	3.550		3.41	76
October total				1,600
Total				$2,783
(1) Rate is the percentage presented plus one-month London Interbank Offered Rate (LIBOR), which will be reset monthly. The applicable one-month LIBOR rate at December 31, 2018 was 2.520%

Under the terms of each series of Asset-Backed Notes, there is a two year revolving period during which we may transfer additional receivables to the ABS Entity. The two year revolving period of the Asset-Backed Notes we issued in July 2016 and November 2016 ended in July 2018 and November 2018 respectively, and we began to repay principal on the 2016-1 Class A senior Asset-Backed Notes and the 2016-2 Class A senior Asset-Backed Notes in August 2018 and December 2018, respectively. During 2018, we made aggregate repayments of $0.6 billion.

ABS Financing Facility
In May 2018, we entered into a second device payment plan agreement financing facility with a number of financial institutions (2018 ABS Financing Facility). Under the terms of the 2018 ABS Financing Facility, the financial institutions made advances under asset-backed loans backed by device payment plan agreement receivables of business customers for proceeds of $0.5 billion. The loan agreement entered into in connection with the 2018 ABS Financing Facility has a final maturity date in December 2021 and bears interest at a floating rate. There is a one year revolving period beginning from May 2018 during which we may transfer additional receivables to the ABS Entity. Subject to certain conditions, we may also remove receivables from the ABS Entity. Under the loan agreement, we have the right to prepay all or a portion of the advances at any time without penalty, but in certain cases, with breakage costs. If we choose to prepay, the amount prepaid shall be available for further drawdowns until May 2019, except in certain circumstances. As of December 31, 2018, the 2018 ABS Financing Facility is fully drawn and the outstanding borrowing under the 2018 ABS Financing Facility was $0.5 billion.

We entered into an ABS Financing Facility in September 2016 with a number of financial institutions (2016 ABS Financing Facility). Under the terms of the 2016 ABS Financing Facility, the financial institutions made advances under asset-backed loans backed by device payment plan agreement receivables of consumer customers. Two loan agreements were entered into in connection with the 2016 ABS Financing Facility in September 2016 and May 2017. The loan agreements have a final maturity date in March 2021 and bear interest at floating rates. The two year revolving period of the two loan agreements ended in September 2018. Under the loan agreements, we have the right to prepay all or a portion of the advances at any time without penalty, but in certain cases, with breakage costs. Subject to certain conditions, we may also remove receivables from the ABS Entity. As a result of a $1.5 billion drawdown and an aggregate amount of $3.0 billion of prepayments and repayments, aggregate outstanding borrowings under the two loans agreements were $0.9 billion as of December 31, 2018.

Variable Interest Entities
The ABS Entities meet the definition of a VIE for which we have determined that we are the primary beneficiary as we have both the power to direct the activities of the entity that most significantly impact the entity’s performance and the obligation to absorb losses or the right to receive benefits of the entity. Therefore, the assets, liabilities and activities of the ABS Entities are consolidated in our financial results and are included in amounts presented on the face of our consolidated balance sheets.

The assets and liabilities related to our asset-backed debt arrangements included in our consolidated balance sheets were as follows:

	(dollars in millions)
At December 31,	2018	2017
Assets
Accounts receivable, net	$8,861	$8,101
Prepaid expenses and other	989	636
Other Assets	2,725	2,680

Liabilities
Accounts payable and accrued liabilities	7	5
Debt maturing within one year	5,352	1,932
Long-term debt	4,724	6,955

See Note 8 for additional information on device payment plan agreement receivables used to secure asset-backed debt.

Credit Facilities
In April 2018, we amended our $9.0 billion credit facility to increase the capacity to $9.5 billion and extend its maturity to April 4, 2022. As of December 31, 2018, the unused borrowing capacity under our $9.5 billion credit facility was approximately $9.4 billion. The credit facility does not require us to comply with financial covenants or maintain specified credit ratings, and it permits us to borrow even if our business has incurred a material adverse change. We use the credit facility for the issuance of letters of credit and for general corporate purposes.

In March 2016, we entered into a $1.0 billion credit facility insured by Eksportkreditnamnden Stockholm, Sweden, the Swedish export credit agency. As of December 31, 2018, the outstanding balance was $0.7 billion. We used this credit facility to finance network equipment-related purchases.

In July 2017, we entered into credit facilities insured by various export credit agencies providing us with the ability to borrow up to $4.0 billion to finance equipment-related purchases. The facilities have borrowings available, portions of which extend through October 2019, contingent upon the amount of eligible equipment-related purchases that we make. During 2018, we drew down $3.0 billion from these facilities, and $2.8 billion remained outstanding as of December 31, 2018. In January 2019, we drew down an additional $0.4 billion from these facilities.

Non-Cash Transaction
During the years ended December 31, 2018, 2017 and 2016, we financed, primarily through vendor financing arrangements, the purchase of approximately $1.1 billion, $0.5 billion, and $0.5 billion respectively, of long-lived assets consisting primarily of network equipment. At December 31, 2018 and December 31, 2017, $1.1 billion and $1.2 billion, respectively, relating to these financing arrangements, including those entered into in prior years and liabilities assumed through acquisitions, remained outstanding. These purchases are non-cash financing activities and therefore not reflected within Capital expenditures in our consolidated statements of cash flows.

Early Debt Redemptions
During 2018 and 2017, we recorded losses on early debt redemptions of $0.7 billion and $2.0 billion, respectively.

We recognize losses on early debt redemptions in Other income (expense), net, in our consolidated statements of income and within our Net cash used in financing activities in our consolidated statements of cash flows.

Guarantees
We guarantee the debentures of our operating telephone company subsidiaries. As of December 31, 2018, $0.8 billion aggregate principal amount of these obligations remained outstanding. Each guarantee will remain in place for the life of the obligation unless terminated pursuant to its terms, including the operating telephone company no longer being a wholly-owned subsidiary of Verizon.

We also guarantee the debt obligations of GTE LLC, as successor in interest to GTE Corporation, that were issued and outstanding prior to July 1, 2003. As of December 31, 2018, $0.4 billion aggregate principal amount of these obligations remain outstanding.

Debt Covenants
We and our consolidated subsidiaries are in compliance with all of our restrictive covenants in our debt agreements.